Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec. 29, 2012
A T C | Fidelity Total Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock	Supplement to the
Fidelity Advisor® Total Emerging Markets Fund
Class A, Class T, and Class C
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" beginning on page 3.

	Class A		Class T		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 733	$ 733	$ 536	$ 536	$ 343	$ 243
3 years	$ 1,105	$ 1,105	$ 963	$ 963	$ 792	$ 792
5 years	$ 1,505	$ 1,505	$ 1,419	$ 1,419	$ 1,371	$ 1,371
10 years	$ 2,619	$ 2,619	$ 2,678	$ 2,678	$ 2,944	$ 2,944